Accounts Receivable, net (Details 1) - USD ($)	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Credit Loss [Abstract]
At beginning of year	$ 435,345
Additions	1,267,476	435,345
At end of year	$ 1,702,821	$ 435,345